Financial liabilities measured at FVTPL - Summary of movement of warrant liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities Measured At Fair Value Through Profit Or Loss [Abstract]
Warrant liability at beginning of period	¥ 72,112	¥ 74,357
Deemed distribution to a preferred shareholder	32,767
Issuance of warrant liabilities		143,829
Inducement charges		125,213
Fair value changes	4,549	(25,308)
Convertible redeemable preferred shares		(173,017)
Other reserve	(111,055)	(79,512)
Foreign exchange effect	¥ 1,627	6,550
Warrant liability at end of period		¥ 72,112